SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Consultant and Service Provider [Member]	Dec. 31, 2012 Consultant and Service Provider [Member]	Dec. 31, 2011 Consultant and Service Provider [Member]	Dec. 31, 2010 Consultant and Service Provider [Member]	Dec. 31, 2009 Consultant and Service Provider [Member]	Dec. 31, 2012 1996 Plan [Member]	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2012 2006 Plan [Member]	Dec. 31, 2011 2006 Plan [Member]	Dec. 31, 2006 2006 Plan [Member]	Feb. 28, 2010 Share capital [Member]	Dec. 31, 2012 Share capital [Member]	Dec. 31, 2010 Share capital [Member]
SHAREHOLDERS' EQUITY [Abstract]
Stock split ratio	0.5
Statement [Line Items]
Issuance of shares, shares															81		81
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance										750,000				200,000
Exercisable term		5 years
Vesting term		4 years
Ordinary shares available for future option grants		391,537									446,958
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee												150,000
Additional number of shares authorized for issuance													200,000
Exercise of stock options, shares		161,250														161,250
Weighted average grant-date fair value of options granted			$ 0.87	$ 0.79
Total compensation cost related to options granted		$ 41	$ 65	$ 99
Total unrecognized compensation cost related to non-vested share-based compensation arrangements		60
Total unrecognized compensation cost related to non-vested share-based compensation arrangements, recognition period		3 years
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted					7,250				10,000
Compensation expense related to the grant of stock options						$ 3	$ 2	$ 0